Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 40,975	$ 20,215
Contracts-in-transit and vehicle receivables, net	237,448	225,156
Accounts and notes receivable, net	151,330	135,058
Inventories, net	1,556,705	1,542,318
Deferred income taxes	11,062	21,150
Prepaid expenses and other current assets	37,699	24,041
Total current assets	2,035,219	1,967,938
PROPERTY AND EQUIPMENT, net	950,388	796,356
GOODWILL	830,377	737,303
INTANGIBLE FRANCHISE RIGHTS	303,947	301,505
OTHER ASSETS	21,561	16,376
Total assets	4,141,492	3,819,478
CURRENT LIABILITIES:
Floorplan notes payable - credit facility and other	1,143,246	1,143,104
Offset account related to floorplan notes payable - credit facility	(39,616)	(56,198)
Floorplan Notes Payable Manufacturer Affiliates	307,656	346,572
FMCC Offset	(22,500)	0
Current maturities of long-term debt and short-term financing	72,630	36,225
Accounts payable	288,320	254,930
Accrued expenses	172,463	140,543
Total current liabilities	1,922,199	1,865,176
LONG-TERM DEBT, net of current maturities	1,008,837	663,689
DEFERRED INCOME TAXES	141,239	152,291
LIABILITIES FROM INTEREST RATE RISK MANAGEMENT ACTIVITIES	25,311	26,078
OTHER LIABILITIES	65,896	47,975
COMMITMENTS AND CONTIGENCIES (NOTE 14)
TEMPORARY EQUITY - redeemable equity portion of the 3.00% Convertible Senior Notes	0	(29,094)
STOCKHOLDERS' EQUITY:
Preferred stock	0	0
Common stock	257	257
Additional paid-in capital	286,854	368,641
Retained earnings	852,057	776,101
Accumulated other comprehensive loss	(81,984)	(51,677)
Treasury stock, at cost	(79,174)	(58,147)
Stockholders' Equity Attributable	978,010	1,035,175
Total liabilities and stockholders' equity	$ 4,141,492	$ 3,819,478